RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

10. RELATED PARTY TRANSACTIONS

The Company is a controlled subsidiary of Hyperscale, and as a result Hyperscale is deemed a related party.

Allocation of General Corporate Expenses

Hyperscale provides human resources, accounting and other services to the Company, which are included as allocations of these expenses. The allocation method calculates an appropriate share of overhead costs by using Company revenue as a percentage of total revenue. This method is reasonable and consistently applied. Costs incurred in connection with the allocation of these costs are reflected in selling, general and administrative of $36,000 and $103,000 for the three months ended September 30, 2025, and 2024, respectively and $146,000 and $298,000 for the nine months ended September 30, 2025, and 2024, respectively.

Related Party Notes and Advances Payable

Related party notes and advances payable were used for working capital purposes and on September 30, 2025, and December 31, 2024, were comprised of the following:

	Interest rate	Due date	Credit Limit	September 30, 2025	December 31, 2024
Hyperscale advance payable	10%	Demand	$8,000,000	$7,104,000	$5,118,000
Chief Executive Officer	14%	Default		26,000	46,000
Chief Executive Officer	22%	Default		25,000	-
Non-officer advance payable	-	-		26,000	-
Total related party notes and advances payable				$7,181,000	$5,185,000

Pursuant to the Amendment, the Company and Hyperscale have agreed to, among other things, amend the Credit Agreement to increase the Credit Limit to $8,000,000, extended the date to which credit extensions may be made to December 31, 2026, and provide for additional loans made in excess of the initial Credit Limit to become Advances. The related party note payable accrues interest of 10%, has no fixed terms of repayment and is recorded as related party advance payable.

Summary of interest expense, related party, recorded on the condensed consolidated statement of operations:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
Interest expense, related party	$152,000	$100,000	$414,000	$257,000

11. RELATED PARTY TRANSACTIONS

The Company is a subsidiary of Hyperscale Data, Inc. (“Hyperscale”), and as a result Hyperscale is deemed a related party.

Allocation of General Corporate Expenses

Hyperscale provides human resources, accounting and other services to the Company, which are included as allocations of these expenses.  The allocation method calculates an appropriate share of overhead costs by using Company revenue as a percentage of total revenue.  This method is reasonable and consistently applied.  Costs incurred in connection with the allocation of these costs are reflected in selling, general and administrative of $401,000 and $642,000 for the fiscal year end December 31, 2024, and 2023, respectively.  As of December 31, 2024, and 2023, $401,000 and $488,000, respectively were recorded in Hyperscale advance payable. As of December 31, 2023, $153,000 was recorded as Contribution from Parent in the statement of changes in stockholders’ deficit.

Total Contributions from Parent are $0 and $730,000 for the period ended December 31, 2024, and 2023, respectively.

Related Party Sales and Receivables

The Company recognized $28,000 and $14,000 in revenue in the years ended December 31, 2024, and 2023, respectively, from sales to another subsidiary of Hyperscale. As of December 31, 2024, and 2023, the Company had related party receivables of $17,000 and $0, respectively.

Related Party Notes and Advances Payable

Related party notes and advances payable were used for working capital purposes and on December 31, 2024, and 2023, were comprised of the following:

	Interest rate	Due date	December 31, 2024	December 31, 2023
Hyperscale advance payable	10%	-	$5,118,000	$2,407,000
Chief Executive Officer	14%	Default	46,000	51,000
Non-officer advance payable	-	-	21,000	14,000
Total related party notes and advances payable			$5,185,000	$2,472,000

On September 26, 2024, The Company entered into an Amendment to the Loan and Security Agreement (the “Amendment”) with Hyperscale dated August 15, 2023 (the “Credit Agreement”). The Credit Agreement provided for a secured, non-revolving credit facility with an aggregate principal amount of up to $2,000,000 (the “Credit Limit”) through December 31, 2023 (the “Credit Termination Date”). All loans under the Credit Agreement (collectively, the “Advances”) were payable within five business days of a request by Hyperscale, and Hyperscale was not obligated to provide any further Advances after the Credit Termination Date.

Pursuant to the Amendment, the Company and Hyperscale have agreed to, among other things, amend the Credit Agreement to increase the Credit Limit to $8,000,000, extend the Credit Termination Date to December 31, 2026, and provide for additional loans made in excess of the initial Credit Limit to become Advances.

During June 2023, Hyperscale and the Company’s management determined that all allocations and capital funding provided to us by Hyperscale beginning April 1, 2023, would be repaid, and treated as a related party note payable. On August 15, 2023, the Company entered into a loan and security agreement (the “security agreement”) with Hyperscale in relation to the June 30, 2023, outstanding Hyperscale advance payable of $701,000. The related party note payable accrues interest of 10%, has no fixed terms of repayment and is recorded as related party notes and advances payable.

The Company recorded related party interest expense of $368,000 and $160,000 for the years ended December 31, 2024, and 2023, respectively in interest expense, related party.